UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

Deutsche Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche Select Alternative Allocation Fund

Contents
3 Letter to Shareholders
4 Performance Summary
8 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
22 Notes to Financial Statements
31 Information About Your Fund's Expenses
33 Advisory Agreement Board Considerations and Fee Evaluation
38 Account Management Resources
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include stock market risk, credit and interest rate risk, floating rate loan risk, volatility in commodity prices, infrastructure and high-yield debt securities, market direction risk (market advances when short, market declines when long), short sales risk and the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. See the prospectus for additional risks and specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder
President, Deutsche Funds

Performance Summary February 28, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	–1.74%	1.97%	4.74%	5.28%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.39%	–3.90%	3.51%	4.31%
MSCI World Index†	2.14%	7.87%	11.69%	8.80%
Barclays U.S. Aggregate Bond Index†	2.25%	5.05%	4.29%	5.30%
Blended Index†	2.27%	6.83%	9.00%	7.94%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.42%	4.44%	5.25%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–2.53%	3.21%	4.26%
MSCI World Index†		4.94%	10.20%	8.37%
Barclays U.S. Aggregate Bond Index†		5.97%	4.45%	5.25%
Blended Index†		5.43%	8.19%	7.67%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	–2.18%	1.08%	3.94%	4.48%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.13%	1.08%	3.94%	4.48%
MSCI World Index†	2.14%	7.87%	11.69%	8.80%
Barclays U.S. Aggregate Bond Index†	2.25%	5.05%	4.29%	5.30%
Blended Index†	2.27%	6.83%	9.00%	7.94%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.61%	3.65%	4.46%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.61%	3.65%	4.46%
MSCI World Index†		4.94%	10.20%	8.37%
Barclays U.S. Aggregate Bond Index†		5.97%	4.45%	5.25%
Blended Index†		5.43%	8.19%	7.67%
Class R	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
No Sales Charges	–1.87%	1.64%	4.35%	4.88%
MSCI World Index†	2.14%	7.87%	11.69%	8.80%
Barclays U.S. Aggregate Bond Index†	2.25%	5.05%	4.29%	5.30%
Blended Index†	2.27%	6.83%	9.00%	7.94%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		3.08%	4.05%	4.86%
MSCI World Index†		4.94%	10.20%	8.37%
Barclays U.S. Aggregate Bond Index†		5.97%	4.45%	5.25%
Blended Index†		5.43%	8.19%	7.67%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
No Sales Charges	–1.66%	2.04%	4.94%	5.48%
MSCI World Index†	2.14%	7.87%	11.69%	8.80%
Barclays U.S. Aggregate Bond Index†	2.25%	5.05%	4.29%	5.30%
Blended Index†	2.27%	6.83%	9.00%	7.94%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		3.59%	4.65%	5.46%
MSCI World Index†		4.94%	10.20%	8.37%
Barclays U.S. Aggregate Bond Index†		5.97%	4.45%	5.25%
Blended Index†		5.43%	8.19%	7.67%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
No Sales Charges	–1.60%	2.19%	5.04%	5.57%
MSCI World Index†	2.14%	7.87%	11.69%	8.80%
Barclays U.S. Aggregate Bond Index†	2.25%	5.05%	4.29%	5.30%
Blended Index†	2.27%	6.83%	9.00%	7.94%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		3.74%	4.76%	5.55%
MSCI World Index†		4.94%	10.20%	8.37%
Barclays U.S. Aggregate Bond Index†		5.97%	4.45%	5.25%
Blended Index†		5.43%	8.19%	7.67%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.74%, 2.50%, 2.15%, 1.58% and 1.45% for Class A, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of the Deutsche Select Alternative Allocation Fund during such periods have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on October 1, 2008. The performance shown for each index is for the time period of September 30, 2008 through February 28, 2015 (through December 31, 2014 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with an average maturity of one year or more.

The Blended Index consists of 60% in the MSCI World Index and 40% in the Barclays U.S. Aggregate Bond Index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class S	Institutional Class
Net Asset Value
2/28/15	$11.29	$11.28	$11.35	$11.28	$11.28
8/31/14	$11.84	$11.79	$11.88	$11.84	$11.85
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.34	$.25	$.31	$.36	$.38

Portfolio Management Team

Pankaj Bhatnagar, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of February 28, 2015 (Unaudited)
	Shares	Value ($)

Mutual Funds 83.5%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	6,364,742	54,354,900
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	3,899,510	53,852,231
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	7,802,426	76,931,918
Deutsche Floating Rate Fund "Institutional" (a)	7,372,285	67,603,850
Deutsche Global Inflation Fund "Institutional" (a)	3,614,203	36,611,880
Deutsche Global Infrastructure Fund "Institutional" (a)	6,330,059	94,317,873
Deutsche Global Real Estate Securities Fund "Institutional" (a)	2,201,066	20,690,022
Deutsche Real Estate Securities Fund "Institutional" (a)	853,758	20,737,776
Deutsche Real Estate Securities Income Fund "Institutional" (a)	248,795	2,597,418
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	391,885	3,875,743
Total Mutual Funds (Cost $404,225,526)		431,573,611

Exchange-Traded Funds 15.0%
SPDR Barclays Convertible Securities Fund	1,078,279	51,627,998
SPDR Barclays Short Term High Yield Bond Fund	882,429	26,040,480
Total Exchange-Traded Funds (Cost $71,515,631)		77,668,478

Cash Equivalents 1.2%
Central Cash Management Fund, 0.06% (a) (b) (Cost $6,171,350)	6,171,350	6,171,350

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $481,912,507)†	99.7	515,413,439
Other Assets and Liabilities, Net	0.3	1,461,938
Net Assets	100.0	516,875,377

* Non-income producing security.

† The cost for federal income tax purposes was $484,714,608. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $30,698,831. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,968,213 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,269,382.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Mutual Funds	$431,573,611	$—	$—	$431,573,611
Exchange-Traded Funds	77,668,478	—	—	77,668,478
Short-Term Investments	6,171,350	—	—	6,171,350
Total	$515,413,439	$—	$—	$515,413,439

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets
Investments: Investments in affiliated Underlying Funds, at value (cost $410,396,876)	$437,744,961
Investments in non-affiliated Underlying Funds, at value (cost $71,515,631)	77,668,478
Total investments, at value (cost $481,912,507)	515,413,439
Receivable for investments sold	2,491,295
Receivable for Fund shares sold	418,185
Interest receivable	408
Other assets	53,639
Total assets	518,376,966
Liabilities
Payable for Fund shares redeemed	872,469
Accrued Trustees' fees	7,480
Other accrued expenses and payables	621,640
Total liabilities	1,501,589
Net assets, at value	$516,875,377
Net Assets Consist of
Distributions in excess of net investment income	(2,560,584)
Net unrealized appreciation (depreciation) on investments	33,500,932
Accumulated net realized gain (loss)	(416,119)
Paid-in capital	486,351,148
Net assets, at value	$516,875,377

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($376,472,094 ÷ 33,358,198 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$11.29
Maximum offering price per share (100 ÷ 94.25 of $11.29)	$11.98
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($40,579,671 ÷ 3,596,120 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$11.28
Class R Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,648,494 ÷ 145,285 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$11.35
Class R6 Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,999 ÷ 886.5 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$11.28
Class S Net Asset Value, offering and redemption price per share ($83,318,329 ÷ 7,385,422 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$11.28
Institutional Class Net Asset Value, offering and redemption price per share ($14,846,790 ÷ 1,316,098 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$11.28

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2015 (Unaudited)
Investment Income
Income: Dividends	$2,556,557
Income distributions from affiliated Underlying Funds	6,992,981
Other income	1,677
Total income	9,551,215
Expenses: Administration fee	271,071
Services to shareholders	376,877
Distribution and service fees	704,858
Custodian fee	4,423
Professional fees	42,380
Reports to shareholders	39,718
Registration fees	45,323
Trustees' fees and expenses	12,180
Other	10,194
Total expenses	1,507,024
Net investment income	8,044,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	376,572
Sale of non-affiliated Underlying Funds	430,141
Capital gain distributions from affiliated Underlying Funds	5,890,431
Capital gain distributions from non-affiliated Underlying Funds	1,895,496
8,592,640
Change in net unrealized appreciation (depreciation) on investments	(26,922,537)
Net gain (loss)	(18,329,897)
Net increase (decrease) in net assets resulting from operations	$(10,285,706)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$8,044,191	$9,723,182
Operations: Net investment income	$8,044,191	$9,723,182
Net realized gain (loss)	8,592,640	(3,897,950)
Change in net unrealized appreciation (depreciation)	(26,922,537)	50,402,453
Net increase (decrease) in net assets resulting from operations	(10,285,706)	56,227,685
Distributions to shareholders from: Net investment income: Class A	(11,662,955)	(8,485,384)
Class C	(930,998)	(539,055)
Class R	(35,817)	(9,088)
Class R6*	(332)	—
Class S	(2,858,616)	(1,898,827)
Institutional Class	(503,696)	(221,428)
Net realized gains: Class A	—	(742,834)
Class C	—	(79,545)
Class R	—	(921)
Class S	—	(154,021)
Institutional Class	—	(16,126)
Total distributions	(15,992,414)	(12,147,229)
Fund share transactions: Proceeds from shares sold	53,178,186	119,744,425
Reinvestment of distributions	15,979,896	11,986,624
Payments for shares redeemed	(99,104,864)	(256,481,657)
Net increase (decrease) in net assets from Fund share transactions	(29,946,782)	(124,750,608)
Increase (decrease) in net assets	(56,224,902)	(80,670,152)
Net assets at beginning of period	573,100,279	653,770,431
Net assets at end of period (including distributions in excess of net investment income of $2,560,584 and undistributed net investment income of $5,387,639, respectively)	$516,875,377	$573,100,279

* For the period from December 1, 2014 (commencement of operations of Class R6) to February 28, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended August 31,
Class A	Six Months Ended 2/28/15 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$11.84		$11.00	$11.30		$11.35		$10.72		$9.89
Income (loss) from investment operations: Net investment incomea	.17		.19	.22		.35		.35		.23
Net realized and unrealized gain (loss)	(.38)		.88	(.22)		.03		.48		.85
Total from investment operations	(.21)		1.07	(.00	)***	.38		.83		1.08
Less distributions from: Net investment income	(.34)		(.21)	(.28)		(.36)		(.20)		(.21)
Net realized gains	—		(.02)	(.02)		(.07)		—		(.04)
Total distributions	(.34)		(.23)	(.30)		(.43)		(.20)		(.25)
Net asset value, end of period	$11.29		$11.84	$11.00		$11.30		$11.35		$10.72
Total Return (%)b,d	(1.74	)**	9.86	(.04	)c	3.54	c	7.80	c	11.08	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	376		424	491		438		320		191
Ratio of expenses before expense reductions (%)e	.54	*	.52	.53		.54		.54		.60
Ratio of expenses after expense reductions (%)e	.54	*	.52	.53		.50		.36		.36
Ratio of net investment income (%)	2.98	*	1.65	1.97		3.19		3.05		2.18
Portfolio turnover rate (%)	14	**	29	32		17		15		6
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some affiliated Underlying Funds' expenses.
e The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class C	Six Months Ended 2/28/15 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$11.79		$10.95	$11.25		$11.30		$10.66		$9.84
Income (loss) from investment operations: Net investment incomea	.13		.10	.13		.26		.26		.15
Net realized and unrealized gain (loss)	(.39)		.89	(.22)		.03		.50		.84
Total from investment operations	(.26)		.99	(.09)		.29		.76		.99
Less distributions from: Net investment income	(.25)		(.13)	(.19)		(.27)		(.12)		(.13)
Net realized gains	—		(.02)	(.02)		(.07)		—		(.04)
Total distributions	(.25)		(.15)	(.21)		(.34)		(.12)		(.17)
Net asset value, end of period	$11.28		$11.79	$10.95		$11.25		$11.30		$10.66
Total Return (%)b,d	(2.18	)**	9.06	(.84	)c	2.74	c	7.11	c	10.18	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41		46	48		35		23		13
Ratio of expenses before expense reductions (%)e	1.28	*	1.28	1.29		1.30		1.30		1.37
Ratio of expenses after expense reductions (%)e	1.28	*	1.28	1.28		1.27		1.11		1.11
Ratio of net investment income (%)	2.23	*	.90	1.19		2.34		2.30		1.43
Portfolio turnover rate (%)	14	**	29	32		17		15		6
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some affiliated Underlying Funds' expenses.
e The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

			Years Ended August 31,
Class R	Six Months Ended 2/28/15 (Unaudited)		2014		2013		Period Ended 8/31/12a
Selected Per Share Data
Net asset value, beginning of period	$11.88		$11.04		$11.26		$11.12
Income (loss) from investment operations: Net investment incomeb	.15		.15		.13		.02
Net realized and unrealized gain (loss)	(.37)		.89		(.17)		.12
Total from investment operations	(.22)		1.04		(.04)		.14
Less distributions from: Net investment income	(.31)		(.18)		(.16)		—
Net realized gains	—		(.02)		(.02)		—
Total distributions	(.31)		(.20)		(.18)		—
Net asset value, end of period	$11.35		$11.88		$11.04		$11.26
Total Return (%)d	(1.87	)**	9.54	c	(.36	)c	1.26	c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,648		1,126		445		1
Ratio of expenses before expense reductions (%)e	.82	*	.93		.98		2.62	*
Ratio of expenses after expense reductions (%)e	.82	*	.84		.79		1.51	*
Ratio of net investment income (%)	2.59	*	1.28		1.19		.43	*
Portfolio turnover rate (%)	14	**	29		32		17	**
a For the period from May 1, 2012 (commencement of operations) to August 31, 2012.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some affiliated Underlying Funds' expenses.
e The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Class R6	Period Ended 2/28/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$11.67
Income (loss) from investment operations: Net investment incomeb	.12
Net realized and unrealized gain (loss)	(.12)
Total from investment operations	(.00)
Less distributions from: Net investment income	(.39)
Net realized gains	—
Total distributions	(.39)
Net asset value, end of period	$11.28
Total Return (%)c	(.00	)***
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses (%)d	.16	*
Ratio of net investment income (%)	1.05	**
Portfolio turnover rate (%)	14	e
a For the period from December 1, 2014 (commencement of operations) to February 28, 2015.
b Based on average shares outstanding during the period.
c Total return would have been lower if the Advisor had not reduced some affiliated Underlying Funds' expenses.
d The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Represents the Fund's portfolio turnover, not annualized, for the six months ended February 28, 2015.
* Annualized
** Not annualized
*** Amount is less than (.005)%.

			Years Ended August 31,
Class S	Six Months Ended 2/28/15 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$11.84		$11.00	$11.31		$11.36		$10.73		$9.90
Income (loss) from investment operations: Net investment incomea	.18		.21	.23		.36		.37		.25
Net realized and unrealized gain (loss)	(.38)		.88	(.22)		.04		.49		.86
Total from investment operations	(.20)		1.09	.01		.40		.86		1.11
Less distributions from: Net investment income	(.36)		(.23)	(.30)		(.38)		(.23)		(.24)
Net realized gains	—		(.02)	(.02)		(.07)		—		(.04)
Total distributions	(.36)		(.25)	(.32)		(.45)		(.23)		(.28)
Net asset value, end of period	$11.28		$11.84	$11.00		$11.31		$11.36		$10.73
Total Return (%)c	(1.66	)**	10.02	.05	b	3.81	b	8.07	b	11.35	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	83		87	102		59		22		12
Ratio of expenses before expense reductions (%)d	.34	*	.36	.40		.36		.37		.44
Ratio of expenses after expense reductions (%)d	.34	*	.36	.38		.33		.11		.11
Ratio of net investment income (%)	3.21	*	1.83	2.02		3.30		3.30		2.43
Portfolio turnover rate (%)	14	**	29	32		17		15		6
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some affiliated Underlying Funds' expenses.
d The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

			Years Ended August 31,
Institutional Class	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$11.85		$11.02		$11.32		$11.36		$10.72		$9.90
Income (loss) from investment operations: Net investment incomea	.19		.22		.25		.32		.37		.25
Net realized and unrealized gain (loss)	(.38)		.88		(.21)		.09		.50		.85
Total from investment operations	(.19)		1.10		.04		.41		.87		1.10
Less distributions from: Net investment income	(.38)		(.25)		(.32)		(.38)		(.23)		(.24)
Net realized gains	—		(.02)		(.02)		(.07)		—		(.04)
Total distributions	(.38)		(.27)		(.34)		(.45)		(.23)		(.28)
Net asset value, end of period	$11.28		$11.85		$11.02		$11.32		$11.36		$10.72
Total Return (%)c	(1.60	)**	10.16	b	.28	b	3.90	b	8.17	b	11.25	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		15		11		4		1		1
Ratio of expenses before expense reductions (%)d	.24	*	.23		.24		.21		.22		.26
Ratio of expenses after expense reductions (%)d	.24	*	.22		.16		.19		.11		.11
Ratio of net investment income (%)	3.26	*	1.89		2.19		2.91		3.30		2.43
Portfolio turnover rate (%)	14	**	29		32		17		15		6
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some affiliated Underlying Funds' expenses.
d The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Select Alternative Allocation Fund (the "Fund") is a diversified series of Deutsche Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund mainly invests in other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class R6 shares commenced operations on December 1, 2014. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in Mutual Funds are valued at the net asset value per share of each class of the Mutual Fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade, and are categorized as Level 1 securities. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At August 31, 2014, the Fund had approximately $6,207,000 of capital loss carryforwards, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($3,305,000) and long-term losses ($2,902,000).

The Fund has reviewed the tax positions for the open tax years as of August 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Underlying Funds

During the six months ended February 28, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $51,765,837 and $85,741,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $23,973,734 and $29,036,224, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibilities to the Fund's subadvisor. The Advisor has agreed not to be paid a management fee directly from the Fund for performing its services under the Investment Management Agreement. However, the Advisor will receive management fees from managing the Underlying Deutsche Funds in which the Fund invests.

The Fund does not invest in Underlying Deutsche Funds for the purpose of exercising management or control; however, investments may represent 5% or more of an Underlying Deutsche Funds' outstanding shares. At February 28, 2015, the Fund held greater than 5% of the following Underlying Deutsche Funds' outstanding shares: approximately 35% of Deutsche Enhanced Emerging Markets Fixed Income Fund, 30% of Deutsche Diversified Market Neutral Fund, 23% of Deutsche Global Inflation Fund, 10% of Deutsche Real Estate Securities Income Fund and 7% of Deutsche Enhanced Commodity Strategy Fund.

For the period from September 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) of each class as follows:
Class A	.60%
Class C	1.35%
Class R	.85%
Class S	.45%
Institutional Class	.35%

Effective October 1, 2014 through September 30, 2015 and for the period from December 1, 2014 (commencement of operations) through September 30, 2015 for Class R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) of each class as follows:
Class A	.58%
Class C	1.33%
Class R	.83%
Class R6	.33%
Class S	.43%
Institutional Class	.33%

The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Deutsche Funds and Non-affiliated ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2015, the Administration Fee was $271,071, of which $40,169 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder serving fee it receives from the Fund. For the six months ended February 28, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2015
Class A	$2,636	$1,310
Class C	984	580
Class R	146	61
Class S	1,940	1,058
Institutional Class	118	65
	$5,824	$3,074

Distribution and Service Fees. Under the Fund's Class C and Class R 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended February 28, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2015
Class C	$160,099	$23,654
Class R	1,583	298
	$161,682	$23,952

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, Class C and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2015	Annualized Rate
Class A	$488,265	$236,318	.25%
Class C	53,367	26,124	.25%
Class R	1,544	867	.24%
	$543,176	$263,309

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2015 aggregated $2,878.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2015, the CDSC for the Fund's Class C shares aggregated $1,365. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2015, DDI received $1,250 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,855, of which $6,576 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,124,319	$24,433,454	5,723,110	$65,371,995
Class C	246,617	2,825,721	638,411	7,247,552
Class R	60,199	690,792	67,931	786,719
Class R6*	857	10,000	—	—
Class S	1,945,380	22,407,558	3,155,072	36,187,558
Institutional Class	244,367	2,810,661	870,110	10,150,601
		$53,178,186		$119,744,425
Shares issued to shareholders in reinvestment of distributions
Class A	1,037,670	$11,653,039	826,562	$9,215,517
Class C	82,744	930,870	55,013	613,875
Class R	3,170	35,817	893	10,010
Class R6*	29.5	332	—	—
Class S	254,558	2,856,142	177,578	1,978,086
Institutional Class	44,893	503,696	15,184	169,136
		$15,979,896		$11,986,624
Shares redeemed
Class A	(5,631,381)	$(64,488,804)	(15,401,680)	$(175,002,134)
Class C	(605,405)	(6,914,714)	(1,230,528)	(13,978,723)
Class R	(12,914)	(148,620)	(14,332)	(164,285)
Class S	(2,185,201)	(24,845,660)	(5,276,313)	(59,987,040)
Institutional Class	(237,554)	(2,707,066)	(634,706)	(7,349,475)
		$(99,104,864)		$(256,481,657)
Net increase (decrease)
Class A	(2,469,392)	$(28,402,311)	(8,852,008)	$(100,414,622)
Class C	(276,044)	(3,158,123)	(537,104)	(6,117,296)
Class R	50,455	577,989	54,492	632,444
Class R6*	886.5	10,333	—	—
Class S	14,737	418,039	(1,943,663)	(21,821,396)
Institutional Class	51,706	607,291	250,588	2,970,262
		$(29,946,782)		$(124,750,608)

* For the period from December 1, 2014 (commencement of operations of Class R6) to February 28, 2015.

E. Transactions with Affiliates

The Fund mainly invests in Underlying Deutsche Funds and Non-affiliated ETFs. The Underlying Deutsche Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended February 28, 2015 is as follows:
Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2015
Deutsche Diversified Market Neutral Fund	70,029,177	103,000	15,326,000	(1,579,845)	—	—	54,354,900
Deutsche Enhanced Commodity Strategy Fund	64,075,196	3,168,432	7,382,000	(1,430,570)	1,893,432	—	53,852,231
Deutsche Enhanced Emerging Markets Fixed Income Fund	78,424,418	13,856,027	7,754,000	(569,897)	1,709,027	—	76,931,918
Deutsche Floating Rate Fund	83,350,059	1,547,130	15,330,000	(297,622)	1,547,130	—	67,603,850
Deutsche Global Inflation Fund	40,067,868	1,561,032	4,549,000	(61,378)	240,032	—	36,611,880
Deutsche Global Infrastructure Fund	113,237,751	5,032,396	18,644,000	2,375,929	720,198	4,312,198	94,317,873
Deutsche Global Real Estate Securities Fund	17,552,252	9,781,651	6,903,000	1,648,766	542,651	—	20,690,022
Deutsche Real Estate Securities Fund	19,333,996	9,821,047	9,442,000	291,409	258,198	1,427,849	20,737,776
Deutsche Real Estate Securities Income Fund	—	2,701,997	37,000	(718)	63,815	140,182	2,597,418
Deutsche Strategic Equity Long/Short Fund	—	4,193,125	374,000	498	15,923	10,202	3,875,743
Central Cash Management Fund	851,939	73,320,429	68,001,018	—	2,575	—	6,171,350
Total	486,922,656	125,086,266	153,742,018	376,572	6,992,981	5,890,431	437,744,961

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying Funds in which the Fund invests. These expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimate in the table. The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2014 to February 28, 2015).

The table illustrates your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class C	Class R	Class R6*	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$982.60	$978.20	$981.30	$999.97	$983.40	$984.00
Expenses Paid per $1,000**	$2.65	$6.28	$4.03	$.39	$1.67	$1.18
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6*	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.12	$1,018.45	$1,020.73	$1,024.00	$1,023.11	$1,023.60
Expenses Paid per $1,000**	$2.71	$6.41	$4.11	$.80	$1.71	$1.20

* For the period from December 1, 2014 (commencement of operations of Class R6) to February 28, 2015.

** Expenses (hypothetical expenses if Class R6 had been in existence from September 1, 2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios***	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Select Alternative Allocation Fund	.54%	1.28%	.82%	.16%	.34%	.24%

*** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Select Alternative Allocation Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2014. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the Fund does not pay any Fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds") along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Fund (which, as noted above, does not pay any investment advisory fees), but did receive such information with respect to the funds in which the Fund invests.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SELAX	SELEX	SELSX	SELIX
CUSIP Number	25159K 606	25159K 507	25159K 408	25159K 309
Fund Number	488	788	2088	1488

For shareholders of Class R and R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SELRX	SELUX
CUSIP Number	25159K 101	25159K 697
Fund Number	1588	1688

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DSAAF-3
(R-026693-5 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015